SEGMENT INFORMATION, Revenue and Long Lived Assets by Country (Details) $ in Thousands	1 Months Ended	3 Months Ended														5 Months Ended	7 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) [1]	Sep. 30, 2020 USD ($)	[2]	Jun. 30, 2020 USD ($)	[3]	Mar. 31, 2020 USD ($) Country		Dec. 31, 2019 USD ($)	[5]	Sep. 30, 2019 USD ($)	[6]	Jun. 30, 2019 USD ($)	[7]	Mar. 31, 2019 USD ($)		Mar. 31, 2020 USD ($) Customer Country	Oct. 31, 2019 USD ($) Customer Country	Dec. 31, 2020 USD ($)	[1]	Mar. 31, 2020 USD ($) Country	Mar. 31, 2019 USD ($) Customer	Mar. 31, 2018 USD ($) Customer
Segment Information [Abstract]
Revenues	$ 105,827	$ 318,220		$ 333,176		$ 284,839	[4]	$ 329,858		$ 349,343		$ 366,668		$ 323,793	[8]	$ 485,763	$ 757,223	$ 200,924			$ 1,369,662	$ 1,433,975
Long-lived assets						876,754								1,834,180		876,754				$ 876,754	1,834,180
Construction in progress, gross						$ 7,800								51,700		$ 7,800				$ 7,800	$ 51,700
Number of countries, entity operates | Country						10										10	10			10
Concentration risk percentage																				69.00%
Customer Concentration Risk | Sales Revenue, Net
Segment Information [Abstract]
Concentration risk percentage																62.00%	62.00%
Number of other clients over 10% in any of three comparative years | Customer																1	1				1	1
External Customer
Segment Information [Abstract]
Revenues																$ 485,763	$ 757,223				$ 1,369,662	$ 1,433,975
U.K.
Segment Information [Abstract]
Revenues																178,702	265,189				515,854	530,948
Long-lived assets						$ 394,394								600,714		394,394				$ 394,394	600,714
Australia
Segment Information [Abstract]
Revenues																30,606	70,144				170,461	199,264
Long-lived assets						95,110								162,681		95,110				95,110	162,681
Nigeria
Segment Information [Abstract]
Revenues																68,425	111,896				164,835	195,681
Long-lived assets						114,219								255,989		114,219				114,219	255,989
United States
Segment Information [Abstract]
Revenues																43,901	60,440				105,243	103,047
Long-lived assets						106,046								255,439		106,046				106,046	255,439
Canada
Segment Information [Abstract]
Revenues																21,139	27,479				43,970	50,714
Long-lived assets						50,068								155,594		50,068				50,068	155,594
Norway
Segment Information [Abstract]
Revenues																104,073	160,695				272,547	258,878
Long-lived assets						77,836								206,597		77,836				77,836	206,597
Trinidad
Segment Information [Abstract]
Revenues																18,563	32,896				52,463	53,144
Long-lived assets						16,676								126,892		16,676				16,676	126,892
Other countries
Segment Information [Abstract]
Revenues																20,354	$ 28,484				44,289	$ 42,299
Long-lived assets						$ 14,622								$ 18,560		$ 14,622				$ 14,622	$ 18,560

[1]	Operating loss and net loss for the combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) included: (a) a negative impact of $448.1 million and $430.8 million, respectively, resulting from organizational restructuring costs relating to fresh-start accounting adjustments loss, professional fees related to emergence from Chapter 11, debt related expenses from write-offs of discounts and financing fees as well as fees incurred relating to the DIP Credit Agreement and the ABL Facility, write-off of corporate lease leasehold improvements offset by the gain on settlement of liabilities subject to compromise and the reversal of the Backstop Commitment Agreement, (b) a negative impact of $133.3 million and $133.3 million, respectively, from the fair value of preferred stock derivative liability, (c) a negative impact of $56.9 million and $56.9 million, respectively, resulting from conversion features in the DIP Facility triggered upon emergence from Chapter 11, (d) a negative impact of $15.0 million and $5.0 million, respectively, resulting from the DIP claims liability expense, (e) a negative impact of $10.0 million and $9.8 million, respectively, resulting from the non-cash amortization of PBH contract intangible assets, (f) a negative impact of $0.3 million and $0.3 million, respectively, resulting from transaction costs incurred as a result of the pending Merger with Era. Net loss for the combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) included: (a) a negative impact of $5.4 million due to tax valuation allowances on deferred tax assets.
[2]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended September 30, 2019 (Predecessor) included: (a) a negative impact of $96.5 million, $83.8 million and $2.33, respectively, resulting from organizational restructuring costs related to professional fees related to the Chapter 11 Cases, H175 settlement charges from the rejection of the Company's aircraft purchase contract for the 22 H175 helicopters, Backstop Commitment Agreement estimated fees, lease termination costs resulting from the rejection of ten aircraft leases, debt related expenses related to its DIP Credit Agreement, separation programs across its global organization designed to increase efficiency and reduce costs, corporate lease termination cost offset by a termination credit from the rejection of four H225 aircraft and (b) a negative impact of $62.1 million, $53.3 million and $1.48, respectively, from the impairments of $42.0 million of the H225 aircrafts, $17.5 million of Airnorth goodwill and $2.6 million of its investment in Sky Future Partners, (c) offset by a positive impact of $0.4 million, $0.4 million and $0.01, respectively, resulting from the cash received from the sale of Aviashelf. Net loss and diluted loss per share for the fiscal quarter ended September 30, 2019 included: (a) a negative impact of $1.5 million and $0.04, respectively, from the write-off of a portion of the deferred financing fees and discount related to a portion of its 8.75% Senior Secured Notes and (b) a negative impact of $2.6 million and $0.07, respectively, due to tax valuation allowances on deferred tax assets.
[3]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended June 30, 2019 (Predecessor) included: (a) a negative impact of $91.4 million, $78.7 million and $2.19, respectively, from organizational restructuring costs resulting professional fees related to the Chapter 11 Cases, lease termination costs resulting from the rejection of ten aircraft leases, debt related expenses from write-offs of discounts and financing fees and separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $56.3 million, $56.3 million and $1.57, respectively, on loss on sale of subsidiaries resulting from the sale of Eastern Airways, BHLL and Aviashelf and (c) negative impact of $10.8 million, $10.8 million and $0.30, respectively, from cost associated with the lease return costs of H225 aircrafts. Net loss and diluted loss per share for the fiscal quarter ended June 30, 2019 included: (a) a negative impact of $2.1 million and $0.06, respectively, related to the DIP Credit Agreement and (b) a negative impact of $0.7 million and $0.02, respectively, due to tax valuation allowances on deferred tax assets.
[4]	Operating income and net income for the fiscal quarter ended March 31, 2020 (Successor) included: (a) a negative impact of $7.2 million and $5.7 million, respectively, resulting from professional fees related to post bankruptcy professional fees and organizational restructuring costs, (b) a negative impact of $6.0 million and $4.7 million, respectively, resulting from transaction costs incurred as a result of the pending Merger with Era, and (c) a negative impact of $5.5 million and $5.1 million, respectively, resulting from the non-cash amortization of PBH contract intangible assets. Net income for the fiscal quarter ended March 31, 2020 (Successor) included: (a) a positive impact of $317.5 million from the fair value of preferred stock derivative liability and (b) a negative impact of $0.1 million due to tax valuation allowances on deferred tax assets.
[5]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended December 31, 2018 (Predecessor) included: (a) a negative impact of $2.4 million, $2.4 million and $0.07, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs and (b) a negative impact of $7.2 million, $5.7 million and $0.16, respectively, due to transaction cost resulting from announced agreement to acquire Columbia. Net loss and diluted loss per share for the fiscal quarter ended December 31, 2018 included a negative impact of $45.2 million and $1.26, respectively, due to tax valuation allowances and the Act.
[6]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended September 30, 2018 (Predecessor) included: (a) a negative impact of $2.7 million, $2.4 million and $0.07, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $1.2 million, $1.0 million and $0.03, respectively, due to transaction cost resulting from announced agreement to acquire Columbia and (c) a negative impact of $117.2 million, $101.1 million and $2.83, respectively, due to loss on impairment ($87.5 million on H225 aircraft, $8.9 million impairment of H225 inventory and $20.8 million of Eastern Airways asset). Net loss and diluted loss per share for the fiscal quarter ended September 30, 2018 included a negative impact of $10.3 million and $0.29, respectively, due to tax valuation allowances on deferred tax assets.
[7]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended June 30, 2018 (Predecessor) included: (a) a negative impact of $1.7 million, $1.7 million and $0.05, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs.
[8]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended March 31, 2019 (Predecessor) included: (a) a negative impact of $5.0 million, $4.5 million and $0.13, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $24.4 million, $19.3 million and $0.54, respectively, due to transaction cost resulting from announced agreement to acquire Columbia and (c) a negative impact of $1.0 million, $0.8 million and $0.02, respectively, due to CEO succession cost. Net loss and diluted loss per share for the fiscal quarter ended March 31, 2019 included a negative impact of $7.2 million and $0.20, respectively, due to tax valuation allowances and the Act.